Restatement of Previously Issued Financial Statements - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Consolidated Statements of Cash Flows [Line Items]
Net loss	$ (21,501,957)	$ (577,023)	$ (689,155)	$ (2,018,531)	$ (14,269,147)	$ (405,129)	$ (22,768,135)	$ (16,692,807)	$ (17,815,307)	$ (1,841,899)
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense							215	76	103
Depreciation expense	43,800			2,247			128,200	3,858	27,113	103
Changes in operating assets and liabilities
Prepaid expenses							10,971	93,486	145,106	(77,215)
Advance to a related company								97,353	98,771	10,289
Deposits								(43,877)	102,327	(127,664)
Other receivables							283	(47,355)	(45,306)	(34,183)
Interests payable							42,214	17,424	23,657	23,380
Other payables and accrued expenses							131,377	193,371	702,538	160,597
Payable to directors										2,296,915
Net cash (used in) provided by operating activities							(1,813,635)	(2,578,471)	(3,026,529)	410,323
Cash flows from investing activities:
Purchases of property and equipment							(29,469)	(1,271,734)	(1,438,033)	(1,598)
Net cash used in investing activities							(32,277)	(1,271,734)	(1,438,033)	(1,598)
Cash flows from financing activities:
Payments of deferred merger costs										(700,810)
Net cash provided by (used in) financing activities							1,568,062	4,059,793	4,706,973	(700,810)
Effect of exchange rate changes							(19,491)	(122,809)	104,814	68,394
Net change in cash							(297,341)	86,779	347,225	(223,691)
Cash, beginning of the period			$ 348,655			1,430	348,655	1,430	1,430	225,121
Cash, end of the period	$ 51,314			88,209			$ 51,314	88,209	348,655	1,430
As previously reported [Member]
Schedule of Consolidated Statements of Cash Flows [Line Items]
Net loss								(14,156,518)		(2,340,661)
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense								323,772		431,593
Depreciation expense								3,870		103
Changes in operating assets and liabilities
Prepaid expenses								125,596		(77,215)
Advance to a related company								97,882		10,289
Deposits										(127,664)
Other receivables								(47,018)		(34,183)
Interests payable								17,433		23,380
Other payables and accrued expenses										119,147
Payable to directors										1,704,724
Net cash (used in) provided by operating activities								(4,347,079)		(290,487)
Cash flows from investing activities:
Purchases of property and equipment								(1,271,043)		(1,598)
Net cash used in investing activities								(1,271,043)		(1,598)
Cash flows from financing activities:
Payments of deferred merger costs
Net cash provided by (used in) financing activities								5,704,901
Effect of exchange rate changes										68,394
Net change in cash								86,779		(223,691)
Cash, beginning of the period						1,430		1,430	1,430	225,121
Cash, end of the period				88,209				88,209		1,430
Adjustments [Member]
Schedule of Consolidated Statements of Cash Flows [Line Items]
Net loss								(2,536,289)		498,762
Adjustments to reconcile net loss to net cash used in operating activities.
Amortization expense								(323,696)		(431,593)
Depreciation expense								(12)
Changes in operating assets and liabilities
Prepaid expenses								(32,110)
Advance to a related company								(529)
Deposits
Other receivables								(337)
Interests payable								(9)
Other payables and accrued expenses										41,450
Payable to directors										592,191
Net cash (used in) provided by operating activities								1,768,608		700,810
Cash flows from investing activities:
Purchases of property and equipment								(691)
Net cash used in investing activities								(691)
Cash flows from financing activities:
Payments of deferred merger costs										(700,810)
Net cash provided by (used in) financing activities								(1,645,108)		(700,810)
Effect of exchange rate changes
Net change in cash
Cash, beginning of the period
Cash, end of the period